RISK MANAGEMENT	12 Months Ended
Dec. 31, 2016
Risk Management Details 19
RISK MANAGEMENT

NOTE 34 RISK MANAGEMENT

a.	Introduction:

As a result of its activities, the Bank and its subsidiaries are exposed to several types of risks mainly related to its loan portfolio and financial instruments.

Risk management policies are established with the objective of identifying and analyzing the risks faced by the Bank, setting adequate limits and controls and monitoring risks and compliance with limits. Risk management policies and structures are reviewed regularly in order to reflect changes in the Bank’s activities. The Bank, through its standards and procedures, aims to develop an appropriate control environment in which all associates understand their roles and responsibilities.

The following sections describe the Bank’s main business activities and policies as they relate to risk management.

Risk Management Structure:

Board of Directors

At the Bank and its Subsidiaries, the Board of Directors plays a leading role in corporate governance. It is responsible for establishing and monitoring the Bank’s risk management structure, for which it has a corporate governance system aligned with international best practices and Chilean regulations, mainly from the SBIF. One of the principal functions of the Board of Directors is to ensure that measures are in place to monitor, evaluate and guide senior management to ensure that their actions are in line with best practices and defined risk appetite levels. To accomplish this, a governance structure made up of various committees has been formed. These committees lay out behavioral guidelines for the Bank’s associates and assist them in carrying out their functions related to controlling and managing the Bank’s risks.

Audit Committee

The Audit Committee’s objective is to monitor the Bank’s internal control systems and its compliance with regulations and other internal standards. It is also responsible for the oversight of the different aspects of maintenance, application and functioning of the Bank’s internal controls, monitoring compliance with standards and procedures regulating its practices, and having a understanding of the risks that can arise from the business conducted by the Bank.

The committee is linked to the Board of Directors through the participation of at least two board members named by the Board itself. These members must report to the Board situations and events analyzed by the Committee, thus holding the Bank’s board members responsible for complying with both self-control policies established and practiced by the entity as well as laws and regulations to which it is subject.

The Audit Committee must reinforce and support Internal Audit function including its independence from management and serve, at the same time, as a link between the internal audit department and the independent auditors as well as between these two groups and the Board of Directors.

Directors’ Committee

The Directors’ Committee’s objective is to strengthen the self-regulation of the Bank and other entities under its control, making the Board’s work more efficient through increased oversight of management’s activities.

It is also responsible for making the agreements necessary to protect shareholders, especially minority shareholders, examining executive compensation systems and analyzing and issuing a report on the transactions referenced in title XVI of Law 18,046. A copy of this report is sent to the Board, which must read the report and approve or reject each respective transaction.

In its role as overseer of corporate activity, the committee must inform the market of any violations or major corporate events as well as transactions that the company carries out with related parties of the controlling shareholder or takeovers of any form.

Corporate Governance Committee

For the purposes of this committee, which is aware of how difficult it is to bring together all aspects of good corporate governance under one definition, corporate governance shall be defined as the set of bodies and institutional practices that impact a company’s decision making process, contributing to sustainable value creation in a framework of transparency, proper management, risk control and corporate responsibility towards the market.

Therefore, appropriate corporate governance in a bank must align organizational incentives and promote the rights of shareholders and other direct or indirect stakeholders.

The Corporate Governance Committee is a consultation body of the Board of Directors whose mission is to ensure the existence and development within the Bank of the best corporate governance practices for financial entities. To this end, it will evaluate the current practices and policies, propose and make recommendations to the Board of Directors on improvements, reforms and adjustments that it deems appropriate and work to ensure proper implementation and application of these corporate governance practices and policies defined by the Board of Directors.

Executive Loan Committees

The Executive Loan Committee’s objective is to approve transactions and matters submitted to it in accordance with defined limits and procedures, ensuring application and compliance of credit risk policies defined by the Bank and in strict adherence of current regulations.

Asset-Liability Committee (ALCO)

After the Board and its specialized committees, the Asset-Liability Committee (hereinafter also “ALCO”) is the next highest body involved in managing the institution’s financial policies.

The committee’s main purpose is to comply with the financial guidelines set by the Board of Directors. In this spirit, it must approve and monitor the financial strategies that guide the Bank with respect to the composition of its assets and liabilities, cash inflows and outflows and transactions with financial instruments.

It will consider the diverse alternatives available to make decisions that ensure the highest and most sustainable returns with financial risk levels that are compatible with the business, current regulations and internal standards.

Anti-Money Laundering and Anti-Terrorism Finance Prevention Committee

This committee’s main purpose is to plan and coordinate activities to comply with policies and procedures to prevent asset laundering, terrorism financing and bribery, to maintain itself informed of the work carried out by the Compliance Officer, who has also been designated as the head of prevention in conformity with Law No. 20,393, as well as to adopt agreements to improve prevention and control measures proposed by the Compliance Officer.

Operational Risk Committee

This committee’s objective is to evaluate the status of critical processes that are directly related to the Bank’s Operational Risk and Internal Controls, in accordance with current Superintendency of Banks and Financial Institutions standards in order to improve any weaknesses that the Bank may present and ensure proper implementation of regulatory changes. It is also responsible for attaining critical processes under an internal control environment that enables the Bank to operate stably and consistently, thus procuring desired levels of reliability, integrity and availability for information resources.

Compliance Committee

The Compliance Committee’s main purpose is to define, promote and ensure that the conduct of all Itaú Corpbanca employees meets the highest possible standards of personal and professional excellence. Employee conduct should, at all times, be guided by the principles and values that embody our organization’s spirit, philosophy and good business practices. It is also responsible for ensuring that the Regulatory Compliance Model is properly applied in accordance with definitions set by this committee, and for maintaining itself informed of the work carried out by the Compliance Officer on such matters, as well as adopting agreements to improve control measures proposed by the Compliance Officer.

Internal Audit

The main function of Internal Audit to support the Board of Directors and senior management to ensure maintenance, application and proper functioning of the Bank’s internal control system, which also entails supervising compliance with rules and procedures.

Code of Conduct and Market Information Manual

The objective is to continue progressing to become the best bank and have first-rate human capital. All associates, directors and Subsidiaries must adhere to ethical standards based on principles and values designed to guide and maintain the highest possible standards.

In response to our clients’ trust and recognition, which are vital to our success, all associates and directors should strive to retain this trust, strictly complying with the General Code of Conduct.

b. Main Risks and Requirements Affecting the Bank and its Subsidiaries:

b.1 Credit Risk

The Corporate Risk Division is responsible for identifying, analyzing and monitoring risk at the Bank.

Credit risk is the risk of potential loss faced by the Bank if a customer or counterparty in a financial instrument does not comply with its contractual obligations to the Bank.

•	Quantitative and Qualitative Disclosures about Credit Risk

For Itaú Corpbanca, proper risk management in all areas, particularly regarding credit risk, is one of the core pillars of the Bank’s portfolio management efforts, striving to maintain a proper risk/return ratio.

The Bank’s risk philosophy outlines three lines of defense: first, its business areas; second, the credit risk areas and third, the Internal Auditing Area.

The credit risk areas are fully autonomous from the business areas. Their size and organizational structure are in accordance with the size of their portfolio and the complexity of their transactions.

Each credit risk area uses tools and methodologies tailored to the particular segments it serves to manage and monitor credit risk. This allows them to properly control risk based on the size and complexity of the transactions carried out by the Bank.

Credit risk management is based on the following key elements:

•	Loan policies.

•	Loan approval processes.

•	Sound risk culture that is consistent with the Bank’s strategy.

•	Regulatory and preventative outlook on risk.

•	Human resources with considerable expertise in loan-related decision making.

•	Active participation from Credit Risk Division in the approval process, using a market segmented structure.

•	Defined monitoring and collections processes with involvement from the Commercial and Risk Areas.

•	Dissemination of a risk culture throughout the Bank with internal and external training programs for the Commercial and Risk Areas.

The Bank also has Credit Committees, which include Risk Managers that determine debtor risk ratings.

These committees define individual and group exposure levels with customers as well as mitigating conditions such as collateral, loan agreements, etc. As part of the policies it defines that all customers must be analyzed at least once a year when the credit line is renewed or when a warning is activated, whichever occurs first.

The Bank’s risk management tool divides its portfolio into the following categories:

•	Normal Risk Portfolio.

•	Substandard Portfolio

•	Default Portfolio.

Normal Risk Portfolio40

This includes debtors with payment capacity to comply normally with their obligations and commitments whose economic and financial situation shows no signs that this may change.

They are evaluated by analyzing a general parametric model with three qualitative factors (industry, shareholders and access to credit) and three quantitative financial rating parameters, which are weighted based on the Bank’s total sales.

Substandard Portfolio41

It includes debtors with financial difficulties that significantly affect their payment capacity and about which there are reasonable doubts regarding repayment of all principal and interest in the contractually agreed-upon terms, showing low flexibility to meet its financial obligations in the short term. Among other customers, this portfolio includes debtors with recent balances between 30 and 89 days past due that can be attributed to the company’s performance.

They are evaluated by analyzing a default parametric model that includes payment behavior and also considers the impact of negative results (losses).

Default Portfolio42

This portfolio consists of debtors managed by the Normalization Area, including customers with individual default ratings and all customers that have defaulted on any loan as a result of payment capacity problems, regardless of their rating.

The Rating and Asset Control Area reviews compliance with this provision on a monthly basis.

40	Corresponding to amounts presented in Note 34 section Credit Quality by Financial Asset Class, detail in Normal Portfolio (letter A1 to A6).
41	Corresponding to amounts presented in Note 34 section Credit Quality by Financial Asset Class, detail in Impaired Portfolio (letter B1 to B2).
42	Corresponding to amounts presented in Note 34 section Credit Quality by Financial Asset Class, detail in Impaired Portfolio (Impaired column).

Contingent Commitments

The Bank operates with diverse instruments that, although they are exposed to credit risk, are not reflected in the balance sheet. These include co-signatures and guarantees, documentary letters of credit, performance and bid bonds and commitments to grant loans, among others.

Collaterals and guarantees represent an irrevocable payment obligation. In the event that a customer with a co-signer does not fulfill its obligations with third parties guaranteed by the Bank, this will affect the corresponding payments so that these transactions represent the same exposure to credit risk as a common loan.

The letters of credit are commitments documented by the Bank on behalf of a customer that are guaranteed by merchandise on board, which therefore have less risk than direct indebtedness. Performance and bid bonds are contingent commitments that take effect only if the customer does not comply with a commitment made with a third party, guaranteed by them.

Financial Instruments

For this type of asset, the Bank measures the probability of not being able to collect from issuers using internal and external ratings such as risk rating agencies that are independent from the Bank.

Maximum Exposure to Credit Risk

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2016, 2015 and January 1, 2015 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

		Maximum Exposure
	Notes	12/31/2016	12/31/2015	01/01/2015
		MCh$	MCh$	MCh$

Loans and receivables from banks, net	9	150,568	99,398	120,951
Loans and receivables from customers, net	10	20,444,648	6,705,492	6,063,195
Derivative financial instruments	8	1,102,769	227,984	236,979
Investments under agreements to resell	7	170,242	10,293	200
Financial investments available-for-sale	11	2,074,077	514,985	525,865
Held to maturity investments	11	226,433	—	—
Other assets	15	427,394	135,742	89,622

Total		24,596,131	7,693,894	7,036,812

For more detail on maximum credit risk exposure and concentration by type of financial instrument, see the specific Notes.

The following table displays the concentration of credit risk by industry for financial assets:

			12/31/2016			12/31/2015			01/01/2015
	Note		Maximum gross exposure	Maximum net exposure (1)%		Maximum gross exposure	Maximum net exposure (1)%		Maximum gross exposure	Maximum net exposure (1)%
			MCh$	MCh$		MCh$	MCh$		MCh$	MCh$

Manufacturing			1,221,396	1,175,746	8.27%	444,647	432,418	9.74%	407,268	400,903	9.88%
Mining			703,440	660,238	4.64%	203,501	202,984	4.46%	194,036	191,003	4.71%
Electricity, gas and water			1,135,329	1,101,118	7.75%	323,299	323,961	7.08%	341,187	335,855	8.28%
Agriculture and Livestock			427,745	415,040	2.92%	118,839	114,863	2.60%	146,978	144,681	3.57%
Forestry and wood extraction			35,347	34,621	0.24%	25,146	25,036	0.55%	5,786	5,695	0.14%
Fishing			58,770	50,014	0.35%	30,433	20,798	0.67%	36,578	36,006	0.89%
Transport			694,353	670,160	4.71%	310,530	307,912	6.80%	244,879	241,052	5.94%
Communications			80,160	77,433	0.54%	13,954	13,710	0.31%	14,584	14,356	0.35%
Construction			1,624,794	1,596,341	11.23%	296,322	292,737	6.49%	364,893	359,191	8.85%
Commerce			1,714,589	1,629,316	11.46%	480,645	469,286	10.53%	492,587	484,889	11.95%
Services			4,287,373	4,183,200	29.42%	1,522,177	1,515,440	33.33%	1,281,654	1,261,624	31.09%
Others			2,651,175	2,622,316	18.47%	796,973	785,326	17.44%	591,583	582,340	14.35%

Subtotal Commercial Loans	10 a	)	14,634,471	14,215,543	100.00%	4,566,466	4,504,471	100.00%	4,122,013	4,057,595	100.00%
Consumer Loans	10 a	)	2,480,964	2,364,060		700,757	673,424		669,697	640,557
Mortgage Loans	10 a	)	3,888,517	3,865,045		1,533,848	1,527,597		1,369,834	1,365,043

Total			21,003,952	20,444,648		6,801,071	6,705,492		6,161,544	6,063,195

(1)	Net of allowances

Guarantees

In order to mitigate credit risk, guarantees have been established in the Bank’s favor. The main guarantees provided by customers are detailed as follows:

For loans to companies, the main guarantees are:

•	Machinery and/or equipment

•	Projects under construction, buildings with specific purposes and

•	Urban plots or land.

For loans to individuals, the main guarantees are:

•	Houses

•	Apartments

Guarantees taken by the Bank to secure collections of rights reflected in its loan portfolios are real mortgage-type guarantees (urban and rural property, farm land, ships and aircraft, mining claims and other assets) and pledges (inventory, farm assets, industrial assets, plantings and other pledged assets). As of December 31, 2016 and 2015, the fair value of guarantees taken corresponds to 116.97% and 107.40% of the assets covered, respectively.

In the case of mortgage guarantees, as of December 31, 2016 and 2015, the fair value of the guarantees taken corresponds to 78.35% and 69.98% of the balance receivable on loans, respectively.

Credit Quality by Financial Asset Class

With regard to the quality of credits, these are described consistent with the standards issued by the Superintendency of Banks and Financial Institutions. A detail by credit quality is summarized as follows:

	Normal Portfolio						Impired Portfolio (*)					Group Portfolio
12/31/2016	A1	A2	A3	A4	A5	A6	B1	B2	Impaired	Subtotal	Total	Normal Portfolio	Imapired Portfolio	Subtotal	General Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and receivables from banks	37,960	76,834	33,751	2,235	—	—	—	—	—	—	150,780	—	—	—	150,780
Provisions	14	85	74	39	—	—	—	—	—	—	212	—	—	—	212
% Provisions	0.04%	0.11%	0.22%	1.74%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.14%	0.00%	0.00%	0.00%	0.14%

Loans and receivables from customers Commercial Loans:
General Commercial loans	47,699	204,313	2,647,749	3,852,211	2,438,286	509,927	288,559	124,372	533,585	946,516	10,646,701	1,195,886	113,777	1,309,663	11,956,364
Foreign Trade loans	—	727	150,548	337,499	113,418	34,313	21,950	7,419	67,299	96,668	733,173	20,198	773	20,971	754,144
Lines of credit and overdrafts	2	407	10,443	19,249	20,847	7,218	2,140	914	3,452	6,506	64,672	65,640	3,389	69,029	133,701
Factored receivables	11,811	9,550	20,040	15,093	11,729	2,903	128	—	835	963	72,089	3,713	339	4,052	76,141
Student loans	—	—	—	—	—	—	—	—	—	—	—	583,776	26,539	610,315	610,315
Leasing contracts	4,234	6,064	107,786	307,019	325,678	62,920	54,327	6,998	87,025	148,350	962,051	104,279	7,176	111,455	1,073,506
Other outstanding loans	111	312	2,101	3,264	3,318	664	493	51	826	1,370	11,140	17,446	1,714	19,160	30,300
Subtotal Commercial loans	63,857	221,373	2,938,667	4,534,335	2,913,276	617,945	367,597	139,754	693,022	1,200,373	12,489,826	1,990,938	153,707	2,144,645	14,634,471
Provisions	—	28	5,463	33,775	47,643	23,149	14,663	21,760	219,577	256,000	366,058	21,337	31,533	52,870	418,928
% Provisión	0.00%	0.01%	0.19%	0.74%	1.64%	3.75%	3.99%	15.57%	31.68%	21.33%	2.93%	1.07%	20.52%	2.47%	2.86%

Consumer loans	—	—	—	—	—	—	—	—	—	—	—	2,387,009	93,955	2,480,964	2,480,964
Provisions	—	—	—	—	—	—	—	—	—	—	—	65,934	50,970	116,904	116,904
% Provisión	—	—	—	—	—	—	—	—	—	—	—	2.76%	54.25%	4.71%	4.71%

Mortgage loans	—	—	—	—	—	—	—	—	—	—	—	3,755,370	133,147	3,888,517	3,888,517
Provisions	—	—	—	—	—	—	—	—	—	—	—	12,494	10,978	23,472	23,472
% Provisión	—	—	—	—	—	—	—	—	—	—	—	0.33%	8.25%	0.60%	0.60%

Total loans and receivable from customers	63,857	221,373	2,938,667	4,534,335	2,913,276	617,945	367,597	139,754	693,022	1,200,373	12,489,826	8,133,317	380,809	8,514,126	21,003,952
Provisions	—	28	5,463	33,775	47,643	23,149	14,663	21,760	219,577	256,000	366,058	99,765	93,481	193,246	559,304
% Provisión	0.00%	0.01%	0.19%	0.74%	1.64%	3.75%	3.99%	15.57%	31.68%	21.33%	2.93%	1.23%	24.55%	2.27%	2.66%
Financial investments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(*)	B1 and B2: Customers who have financial difficulties but still are not impaired.

Impaired: Customers who have financial difficulties and are impaired.

												Group Portfolio
	Normal Portfolio						Impired Portfolio (*)					Normal Portfolio	Imapired Portfolio
12/31/2015	A1	A2	A3	A4	A5	A6	B1	B2	Impaired	Subtotal	Total			Subtotal	General Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and receivables from banks	35,506	60,395	3,567	—	—	—	—	—	—	—	99,468	—	—	—	99,468
Provisions	13	49	8	—	—	—	—	—	—	—	70	—	—	—	70
% Provisions	0.04%	0.08%	0.22%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.07%	0.00%	0.00%	0.00%	0.07%

Loans and receivables from customers
Commercial Loans:
General Commercial loans	12,155	162,931	1,259,304	1,059,879	152,478	231,136	12,627	29,873	37,617	80,117	2,958,000	598,460	48,061	646,521	3,604,521
Foreign Trade loans	—	70,317	186,081	92,216	25,507	22,099	2,933	6,057	18,748	27,738	423,958	5,351	11	5,362	429,320
Lines of credit and overdrafts	2	2,865	3,735	5,443	1,268	1,315	528	47	948	1,523	16,151	21,977	986	22,963	39,114
Factored receivables	5,559	5,740	21,619	15,119	2,053	1,430	112	—	717	829	52,349	4,854	29	4,883	57,232
Student loans	—	—	—	—	—	—	—	—	—	—	—	167,195	9,828	177,023	177,023
Leasing contracts	—	11,614	90,037	63,768	21,626	15,527	3,322	2,167	22,175	27,664	230,236	18,088	431	18,519	248,755
Other outstanding loans	52	93	1,487	640	180	215	12	12	77	101	2,768	7,718	15	7,733	10,501
Subtotal Commercial loans	17,768	253,560	1,562,263	1,237,065	203,112	271,722	19,534	38,156	80,282	137,972	3,683,462	823,643	59,361	883,004	4,566,466
Provisions	9	254	1,691	5,297	3,984	4,615	1,681	4,905	28,590	35,176	51,026	5,350	5,619	10,969	61,995
% Provisión	0.05%	0.10%	0.11%	0.43%	1.96%	1.70%	8.61%	12.86%	35.61%	25.50%	1.39%	0.65%	9.47%	1.24%	1.36%

Consumer loans	—	—	—	—	—	—	—	—	—	—	—	662,936	37,821	700,757	700,757
Provisions	—	—	—	—	—	—	—	—	—	—	—	13,721	13,612	27,333	27,333
% Provisión	—	—	—	—	—	—	—	—	—	—	—	2.07%	35.99%	3.90%	3.90%

Mortgage loans	—	—	—	—	—	—	—	—	—	—	—	1,469,501	64,347	1,533,848	1,533,848
Provisions	—	—	—	—	—	—	—	—	—	—	—	2,846	3,405	6,251	6,251
% Provisión	—	—	—	—	—	—	—	—	—	—	—	0.19%	5.29%	0.41%	0.41%

Total loans and receivable from customers	17,768	253,560	1,562,263	1,237,065	203,112	271,722	19,534	38,156	80,282	137,972	3,683,462	2,956,080	161,529	3,117,609	6,801,071
Provisions	9	254	1,691	5,297	3,984	4,615	1,681	4,905	28,590	35,176	51,026	21,917	22,636	44,553	95,579
% Provisión	0.05%	0.10%	0.11%	0.43%	1.96%	1.70%	8.61%	12.86%	35.61%	25.50%	1.39%	0.74%	14.01%	1.43%	1.41%

Financial investments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(*)	B1 and B2: Customers who have financial difficulties but still are not impaired.

Impaired: Customers who have financial difficulties and are impaired.

												Group Portfolio
	Normal Portfolio						Impired Portfolio (*)					Normal Portfolio	Imapired Portfolio
01/01/2015	A1	A2	A3	A4	A5	A6	B1	B2	Impaired	Subtotal	Total			Subtotal	General Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and receivables from banks	100,017	20,987	—	—	—	—	—	—	—	—	121,004	—	—	—	121,004
Provisions	36	17	—	—	—	—	—	—	—	—	53	—	—	—	53
% Provisions	0.04%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.00%	0.00%	0.00%	0.04%

Loans and receivables from customers
Commercial Loans:
General Commercial loans	13,635	300,861	1,068,203	767,504	141,946	244,897	10,947	7,556	42,951	61,454	2,598,500	544,558	38,658	583,216	3,181,716
Foreign Trade loans	—	6,685	152,081	188,176	19,853	20,540	6,521	5,293	20,570	32,384	419,719	4,105	23	4,128	423,847
Lines of credit and overdrafts	1	3,478	11,596	5,938	2,277	959	356	96	1,498	1,950	26,199	22,701	1,137	23,838	50,037
Factored receivables	2,663	7,201	33,863	18,045	1,494	775	282	—	1,636	1,918	65,959	4,610	159	4,769	70,728
Student loans	—	—	—	—	—	—	—	—	—	—	—	124,263	3,767	128,030	128,030
Leasing contracts	—	10,939	109,159	70,668	17,360	8,841	1,261	1,265	20,601	23,127	240,094	17,749	830	18,579	258,673
Other outstanding loans	2	266	1,157	466	192	190	1,656	1,902	74	3,632	5,905	2,745	332	3,077	8,982
Subtotal Commercial loans	16,301	329,430	1,376,059	1,050,797	183,122	276,202	21,023	16,112	87,330	124,465	3,356,376	720,731	44,906	765,637	4,122,013
Provisions	42	277	1,672	8,423	3,747	4,760	1,756	2,232	31,712	35,700	54,621	5,218	4,579	9,797	64,418
% Provisión	0.26%	0.08%	0.12%	0.80%	2.05%	1.72%	8.35%	13.85%	36.31%	28.68%	1.63%	0.72%	10.20%	1.28%	1.56%

Consumer loans	—	—	—	—	—	—	—	—	—	—	—	629,345	40,352	669,697	669,697
Provisions	—	—	—	—	—	—	—	—	—	—	—	15,503	13,637	29,140	29,140
% Provisión	—	—	—	—	—	—	—	—	—	—	—	2.46%	33.80%	4.35%	4.35%

Mortgage loans	—	—	—	—	—	—	—	—	—	—	—	1,321,415	48,419	1,369,834	1,369,834
Provisions	—	—	—	—	—	—	—	—	—	—	—	2,450	2,341	4,791	4,791
% Provisión	—	—	—	—	—	—	—	—	—	—	—	0.19%	4.83%	0.35%	0.35%

Total loans and receivable from customers	16,301	329,430	1,376,059	1,050,797	183,122	276,202	21,023	16,112	87,330	124,465	3,356,376	2,671,491	133,677	2,805,168	6,161,544
Provisions	42	277	1,672	8,423	3,747	4,760	1,756	2,232	31,712	35,700	54,621	23,171	20,557	43,728	98,349
% Provisión	0.26%	0.08%	0.12%	0.80%	2.05%	1.72%	8.35%	13.85%	36.31%	28.68%	1.63%	0.87%	15.38%	1.56%	1.60%

Financial investments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(*)	B1 and B2: Customers who have financial difficulties but still are not impaired.

Impaired:	Customers who have financial difficulties and are impaired.

An analysis of the age of past-due loans by class of financial asset is provided below43:

	As of December 31, 2016
	Up to date	From 1 to 29 days	From 30 to 89 days	Over 90 days or more	Loans and receivables to customers	Total overdue debt
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and receivables to banks	150,780	—	—	—	150,780	—
Loans and receivables to customers:
Commercial loans	14,438,474	103,689	247,807	284,774	15,074,744	636,270
Mortgage loans	3,881,940	2,137	1,532	12,611	3,898,220	16,280
Consumer loans	2,418,789	9,408	10,309	169,690	2,608,196	189,407

Total	20,889,983	115,234	259,648	467,075	21,731,940	841,957

	As of December 31, 2015
	Up to date	From 1 to 29 days	From 30 to 89 days	Over 90 days or more	Loans and receivables to customers	Total overdue debt
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and receivables to banks	98,398	—	—	—	98,398	—
Loans and receivables to customers:
Commercial loans	4,527,939	27,487	13,600	48,101	4,617,127	89,188
Mortgage loans	1,533,536	446	429	1,864	1,536,275	2,739
Consumer loans	697,182	1,906	3,587	56,190	758,865	61,683

Total	6,857,055	29,839	17,616	106,155	7,010,665	153,610

	As of January 1, 2015
	Up to date	From 1 to 29 days	From 30 to 89 days	Over 90 days or more	Loans and receivables to customers	Total overdue debt
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and receivables to banks	121,004	—	—	—	121,004	—
Loans and receivables to customers:						—
Commercial loans	4,101,084	26,545	8,490	49,130	4,185,249	84,165
Mortgage loans	1,369,496	—	484	1,617	1,371,597	2,101
Consumer loans	664,948	2,147	3,457	57,972	728,524	63,576

Total	6,256,532	28,692	12,431	108,719	6,406,374	149,842

43	This information includes obligations with interest and indexation accrued as agreed and excludes penalty interest for default. Consequently, they do not consider the values of the mentioned assets but rather the debts due, which excludes those obligations for transferred assets that have not been derecognized for financial or accounting reasons and of which the bank or its subsidiaries are not creditors, and includes those obligations for acquired loan titles that are calculated as financing for the transferor in the Statement of Financial Position.

Assets and liabilities by currency

The following tables details assets and liabilities by currency as of December 31, 2016, 2015 and as of January 1, 2015:

As of December 31, 2016	Notes	US$	Euro	Yen	Sterlin pounds	Colombian Pesos	Other currencies	UF	Pesos	ER (*)	Total
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Cash and deposits in banks	5	450,282	11,255	28	75	670,955	780	—	353,762	—	1,487,137
Cash in the process of collection	5	40,289	842	—		3,216	—	—	101,422	—	145,769
Trading portfolio financial assets	6	—	—	—	—	567,850	—	10,603	54,104	—	632,557
Investments under agreements to resell	7	—	—	—	—	136,422	—	—	33,820	—	170,242
Derivative financial instruments	8	121,377	—	—	—	92,635	—	63,946	824,811	—	1,102,769
Loans and receivables from banks, net	9	91,261	—	—	—	59,310	—	—	(3)	—	150,568
Loans and receivables from customers, net	10	2,458,017	—	—	—	4,773,065	—	7,508,358	5,697,061	8,147	20,444,648
Financial investments available-for-sale	11	28,724	—	—	—	447,126	—	461,067	1,126,737	10,423	2,074,077
Held to maturity investments	11	94,258	—	—	—	132,164	—	—	11	—	226,433
Intangible assets	12	76	—	—	—	211,021	—	—	1,403,378	—	1,614,475
Property, plant and equipment, net	13	1,227	—	—	—	38,921	—	—	80,895	—	121,043
Current income taxes	14	770	—	—	—	25,354	—	—	138,172	—	164,296
Deferred income taxes	14	23,340	—	—	—	26	—	—	87,399	—	110,765
Other assets	15	168,198	375	—	—	93,233	—	6,371	159,215	2	427,394
Non-current assets held for sale	15	—	—	—	—	—	—	—	37,164	—	37,164

Total Assets		3,477,819	12,472	28	75	7,251,298	780	8,050,345	10,097,948	18,572	28,909,337

Current accounts and demand deposits	16	410,288	7,571	2	98	2,121,456	31	8,490	1,905,255	—	4,453,191
Transaction in the course of payment	5	28,543	917	—	108	3	313	—	37,529	—	67,413
Obligations under repurchase agreements	7	—	—	—	—	368,409	—	—	5,470	—	373,879
Time deposits and saving accounts	16	1,449,128	244	—	—	2,691,969	—	1,314,902	6,125,462	5	11,581,710
Derivative financial instruments	8	83,779	—	—	—	52,903	—	95,381	675,271	—	907,334
Borrowings from financial institutions	17	1,639,878	400	39	—	539,734	9	—	(190)	—	2,179,870
Debt issued	18	1,013,595	—	—	—	585,600	—	3,610,708	250,350	—	5,460,253
Other financial obligations	18	—	—	—	—	2,265	—	—	23,298	—	25,563
Current income tax provision	14	—	—	—	—	1,411	—	—	475	—	1,886
Deferred income taxes	14	—	—	—	—	57,607	—	—	29	—	57,636
Provisions	19	5,975	—	—	—	37,625	—	—	56,448	—	100,048
Other liabilities	20	54,666	4,318	—	—	65,343	—	—	145,483	—	269,810
Liabilities directly associated with non-currente assets held for sale	20	—	—	—	—	—	—	—	7,032	—	7,032

Total Liabilities		4,685,852	13,450	41	206	6,524,325	353	5,029,481	9,231,912	5	25,485,625

Net Assets (Liabilities)		(1,208,033)	(978)	(13)	(131)	726,973	427	3,020,864	866,036	18,567	3,423,712
Contingent loans	21	578,432	2,972	431	—	948,343	—	—	3,779,958	—	5,310,136

Net Assets (Liabilities) position		(629,601)	1,994	418	(131)	1,675,316	427	3,020,864	4,645,994	18,567	8,733,848

(*)	Exchange rate

As of December 31, 2015	Notes	US$	Euro	Yen	Sterlin pounds	Colombian Pesos	Other currencies	UF	Pesos	ER (*)	Total
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Cash and deposits in banks	5	174,423	3,505	—	19	—	35	—	299,827	—	477,809
Cash in the process of collection	5	22,777	700	—	—	—	18	—	38,600	—	62,095
Trading portfolio financial assets	6	—	—	—	—	—	—	2,678	15,087	—	17,765
Investments under agreements to resell	7	—	—	—	—	—	—	—	10,293	—	10,293
Derivative financial instruments	8	61,102	—	—	—	—	—	36,695	130,187	—	227,984
Loans and receivables from banks, net	9	99,158	—	—	—	—	—	—	240	—	99,398
Loans and receivables from customers, net	10	1,241,249	7,675	52	—	—	—	3,312,378	2,127,269	16,869	6,705,492
Financial investments available-for-sale	11	—	—	—	—	—	—	290,254	224,731	—	514,985
Held to maturity investments	11	—	—	—	—	—	—	—	—	—	—
Intangible assets	12	—	—	—	—	—	—	—	51,809	—	51,809
Property, plant and equipment, net	13	—	—	—	—	—	—	—	33,970	—	33,970
Current income taxes	14	—	—	—	—	—		—	8,275	—	8,275
Deferred income taxes	14	—	—	—	—	—	—	—	13,930	—	13,930
Other assets	15	74,820	5	—	—	—	—	—	60,917	—	135,742
Non-current assets held for sale	15	—	—	—	—	—	—	—	1,785	—	1,785

Total Assets		1,673,529	11,885	52	19	—	53	3,642,005	3,016,920	16,869	8,361,332

Current accounts and demand deposits	16	158,456	3,092	—	13	—	11	—	819,777	—	981,349
Transaction in the course of payment	5	8,114	108	—	—	—	—	—	18,155	—	26,377
Obligations under repurchase agreements	7	—	—	—	—	—	—	—	43,727	—	43,727
Time deposits and saving accounts	16	572,304	—	—	—	—	—	1,200,423	2,179,846	—	3,952,573
Derivative financial instruments	8	48,164	—	—	—	—	—	51,883	153,136	—	253,183
Borrowings from financial institutions	17	658,070	467	52	—	—	11	—	—	—	658,600
Debt issued	18	—	—	—	—	—	—	1,473,174	31,161	—	1,504,335
Other financial obligations	18	—	—	—	—	—	—	7,722	13,011	—	20,733
Current income tax provision	14	—	—	—	—	—	—	—	543	—	543
Deferred income taxes	14	—	—	—	—	—	—	—	67	—	67
Provisions	19	—	—	—	—	—	—	—	75,924	—	75,924
Other liabilities	20	1,049	—	—	—	—	16	—	51,415	—	52,480
Liabilities directly associated with non-currente assets held for sale	20	—	—	—	—	—	—	—	—	—	—

Total Liabilities		1,446,157	3,667	52	13	—	38	2,733,202	3,386,762	—	7,569,891

Net Assets (Liabilities)		227,372	8,218	—	6	—	15	908,803	(369,842)	16,869	791,441
Contingent loans	21	132,521	5,057	11	719	—	—	—	2,153,773	—	2,292,081

Net Assets (Liabilities) position		359,893	13,275	11	725	—	15	908,803	1,783,931	16,869	3,083,522

(*)	Exchange rate

As of January 1, 2015	Notes	US$	Euro	Yen	Sterlin pounds	Colombian Pesos	Other currencies	UF	Pesos	ER (*)	Total
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Cash and deposits in banks	5	315,862	5,494	28	48	—	542	—	90,404	—	412,378
Cash in the process of collection	5	41,718	1,026	—	1	—	14	—	53,810	—	96,569
Trading portfolio financial assets	6	—	—	—	—	—	—	21,593	10,317	—	31,910
Investments under agreements to resell	7	—	—	—	—	—	—	—	200	—	200
Derivative financial instruments	8	47,950	—	—	—	—	—	63,558	125,471	—	236,979
Loans and receivables from banks, net	9	19,834	—	—	—	—	—	—	101,117	—	120,951
Loans and receivables from customers, net	10	1,150,403	10,223	13	—	—	—	2,863,972	2,024,374	14,210	6,063,195
Financial investments available-for-sale	11	—	—	—	—	—	—	215,959	309,906	—	525,865
Held to maturity investments	11	—	—	—	—	—	—	—	—	—	—
Investment in other companies		—	—	—	—	—	—	—	—	—	—
Intangible assets	12	—	—	—	—	—	—	—	44,921	—	44,921
Property, plant and equipment, net	13	—	—	—	—	—	—	—	34,777	—	34,777
Current income taxes	14	—	—	—	—	—	—	—	16,884	—	16,884
Deferred income taxes	14	—	—	—	—	—	—	—	15,265	—	15,265
Other assets	15	52,217	4	—	—	—	1,486	11,408	24,507	—	89,622
Non-current assets held for sale	15	—	—	—	—	—	—	—	815	—	815

Total Assets		1,627,984	16,747	41	49	—	2,042	3,176,490	2,852,768	14,210	7,690,331

Current accounts and demand deposits	16	121,968	2,090	—	18	—	14	—	760,696	—	884,786
Transaction in the course of payment	5	21,428	323	—	7	—	87	—	38,117	—	59,962
Obligations under repurchase agreements	7	—	—	—	—	—	—	—	57,682	—	57,682
Time deposits and saving accounts	16	466,376	—	—	—	—	—	1,329,134	2,139,857	—	3,935,367
Derivative financial instruments	8	45,065	—	—	—	—	—	60,119	152,469	—	257,653
Borrowings from financial institutions	17	584,043	13,290	13	—	—	—	—	—	—	597,346
Debt issued	18	—	—	—	—	—	—	1,015,588	31,541	—	1,047,129
Other financial obligations	18	—	—	—	—	—	—	5,799	11,773	—	17,572
Current income tax provision	14	—	—	—	—	—	—	—	—	—	—
Deferred income taxes	14	—	—	—	—	—	—	—	192	—	192
Provisions	19	—	—	—	—	—	—	—	62,563	—	62,563
Other liabilities	20	5,615	29	—	—	—	1,840	—	41,225	—	48,709
Liabilities directly associated with non-currente assets held for sale	20	—	—	—	—	—	—	—	—	—	—

Total Liabilities		1,244,495	15,732	13	25	—	1,941	2,410,640	3,296,115	—	6,968,961

Net Assets (Liabilities)		383,489	1,015	28	24	—	101	765,850	(443,347)	14,210	721,370
Contingent loans	21	415,083	4,973	—	—	—	—	—	2,229,012	—	2,649,068

Net Assets (Liabilities) position		798,572	5,988	28	24	—	101	765,850	1,785,665	14,210	3,370,438

(*)	Exchange rate

b.2 Financial Risk

a. Definition and Principles of Financial Risk Management

While there is no single definition of financial risk, the Bank defines this risk as the possibility of an event having unexpected financial consequences on the institution. Although this definition involves a strong adversity component, it also involves an important opportunity component. Therefore, the purpose of financial risk management is not to eliminate this risk, but rather to limit its exposure to negative events in line with the risk appetite of the Bank’s shareholders and the regulations that govern the institution. The main financial risks to which the Bank is exposed are: Market Risk, Liquidity Risk and Counterparty Risk.

a.1) Market Risk

Market Risk is the exposure to economic gains or losses caused by movements in prices and market variables. This risk stems from the activities of the Trading and Banking Books44. In the first case, it comes from activities intended to obtain short-term gains and from the intensive use of fair value instruments. In the second case, with a more long-term vision, it stems from commercial activities with products valued at amortized cost. The following section describes the main market risk factors to which the Bank and its subsidiaries are exposed:

•	Foreign Exchange Risk

Foreign exchange risk is the exposure to adverse movements in the exchange rates of currencies other than the base currency for all balance sheet and off-balance sheet positions. The main sources of foreign exchange risk are:

•	Positions in foreign currency (FX) within the Trading Book.

•	Currency mismatches between assets and liabilities in the Banking Book.

•	Cash flow mismatches in different currencies.

•	Structural positions produced from consolidating assets and liabilities from our foreign branches and subsidiaries denominated in currencies other than the Chilean peso. As a result, movements in exchange rates can generate volatility within the Bank’s income statement and equity. This effect is known as “translation risk.”

•	Indexation Risk

Indexation risk is the exposure to changes in indexed units (e.g. Unidad de Fomento (UF), Unidad de Valor Real (UVR) or others) linked to domestic or foreign currency in which any instruments, contracts or other transactions recorded in the Statement of Financial Position may be denominated.

•	Interest Rate Risk

Interest Rate Risk is the exposure to movements in market interest rates. Changes in market interest rates can affect both the price of instruments recorded at fair value and the financial margin and other gains from the Banking Book such as fees. Fluctuations in interest rates also affect the Bank’s economic value.

Interest rate risk can be represented by sensitivities to parallel and/or non-parallel yield shifts with the effects reflected in the prices of instruments, the financial margin, equity and economic value.

•	Volatility Risk

In addition to the exposure related to the underlying asset, issuing options has other risks. These risks arise from the non-linear relationship between the gain generated by the option and the price and level of the underlying factors, as well as exposure to changes in the price volatility of the underlying asset.

44	The Trading Book includes non-derivative financial instruments that have been classified as trading instruments and all derivative positions that have not been classified as hedging instruments, according to accounting standards.

The Banking Book includes all positions in derivative and non-derivative instruments that do not form part of the Trading Book.

a.2) Funding Liquidity Risk

Funding Liquidity Risk is the exposure of the Bank’s and its subsidiaries to events that affect their ability to meet, in a timely manner and at reasonable costs, cash payment obligations arising from maturities of time deposits that are not renewed, withdrawals from demand accounts, maturities or settlements of derivatives, liquidations of investments or any other payment obligation.

Financial institutions are exposed to funding liquidity risk that is intrinsic to the role of intermediary that they play in the economy. In general, in financial markets demand for medium or long-term financing is usually much greater than the supply of funds for those terms while short-term financing is in considerable supply. In this sense, the role of intermediary played by financial institutions, which assume the risk of satisfying the demand for medium and long-term financing by brokering short-term available funds, is essential for the economy to function properly.

Appropriately managing funding liquidity risk not only allows contractual obligations to be met in a timely manner, but also enables:

•	the liquidation of positions, when it so decides, to occur without significant losses.

•	the commercial and treasury activities of the Bank and its subsidiaries to be financed at competitive rates.

•	the Bank to avoid fines or regulatory penalties for not complying with regulations.

a.3) Counterparty Risk

Counterparty Risk is the risk of loss arising from non-compliance by a given counterparty, for whatever reason, in paying all or part of its obligations with the Bank under contractually agreed-upon conditions. This risk also includes a given counterparty’s inability to comply with obligations to settle derivative operations with bilateral risk.

The Bank diversifies credit risk by placing concentration limits on different groups. Exposure to credit risk is evaluated using an individual analysis of the payment capacity of debtors and potential debtors to meet their obligations on time and as agreed.

b. Financial Risk Management

The process of managing financial risks is an ongoing, interlinked process that begins by identifying the risks to which the institution is exposed. After that, the Bank calculates the potential impact of that exposure on its profit or loss and limits it to a desired level. This involves actively monitoring risk and studying how it evolves over time. The risk management process can be subdivided into the following stages:

b.1) Identification of Financial Risks

The Financial Risk Division has a highly technical team that is constantly monitoring the activities of the Bank and its subsidiaries to search for potential risks that have not been quantified and controlled. The Bank’s Treasury Division serves as a first line of defense and plays an essential role in risk detection. Itaú Corpbanca’s structure facilitates this role of identifying risks by preserving the division’s independence and ensuring active participation from management in creating/modifying products. After a risk is identified, it is quantified to see the potential impact on value creation within the institution.

b.2) Quantification and Control of Financial Risk Exposure

Once a risk has been identified, the Financial Risk Division is responsible for mapping the risk using the appropriate quantification metrics. The Board and senior management are aware of the methods used to measure exposure and are responsible for setting the institution’s desired risk appetite levels (by business unit, associate, risk factor, area, etc.), always taking care to adhere to current regulations. The limit setting process is the instrument used to establish the equity available to each activity. Limit determination is, by design, a dynamic process that responds to the risk level considered acceptable by senior management.

The Financial Risk Division requests and proposes a system of quantitative and qualitative limits and warning levels that affect liquidity and market risk; this request must be authorized by the ALCO and the Board. It also regularly measures risk incurred, develops valuation tools and models, performs periodic stress testing, measures the degree of concentration with interbank counterparties, drafts policy and procedure handbooks and monitors authorized limits and warning levels, which are reviewed at least once per year.

The limit structure requires the division to carry out a process that includes the following steps:

•	Efficiently and comprehensively identify and outline the main types of financial risks incurred so that they are consistent with the running of the business and the defined strategy.

•	Quantify and communicate to business areas the risk levels and profile that senior management considers acceptable in order to avoid incurring undesired risks.

•	Give business areas flexibility to take on financial risks in an efficient and timely manner based on changes in the market and business strategies, and always within the risk levels considered acceptable by the entity.

•	Enable business generators to take on a cautious yet sufficient level of risk in order to achieve budgeted results.

•	Outline the range of products and underlying assets with which each treasury unit can operate, based on characteristics like the model, valuation systems and liquidity of the instruments involved, among other factors.

The metrics, by type of risk, used to quantify exposure or demonstrate that a risk has been materialized are detailed below:

•	Market Risk Metrics and Limits

Given the complexity and relevance of the portfolios managed by Itaú Corpbanca, diverse instruments have been chosen to control market risk based on the characteristics of the financial products in the Trading and Banking Books: The following regulatory and internal metrics are used to monitor and control market risk:

Regulatory Risk Measurements for the Trading and Banking Books

The Bank measures regulatory exposure using the standardized methodology provided by the Chilean Central Bank (Chapter III-B-2.2 “Standards on Measuring and Controlling Market Risks in Banking Companies” of the Compendium of Financial Standards) and complemented by the SBIF (Chapter 12-21 “Standards on Measuring and Controlling Market Risks”), which is a risk measurement based on the standard methodology of the Basel Committee, which is designed to quantify exposure to market risks for the Banking and Trading Books.

The regulatory measurement of market risk in the Trading Book allows the Bank to estimate its potential losses from fluctuations standardized by the regulator. The regulatory limit is the sum of this risk (also known as Market Risk Exposure or MRE) and 10% of the Credit Risk Weighted Assets; in no case may this sum be greater than the Bank’s Regulatory Capital.

The Bank, on an individual level, must continuously observe those limits and report to the SBIF on a weekly basis regarding its positions at risk and compliance with those limits (regulatory report SBIF C41 “Weekly information on market risk using standardized methodology”). It must also inform the SBIF each month on the consolidated positions at risk of subsidiaries and foreign subsidiaries (regulatory report SBIF C43 “Consolidated information on market risk using standardized methodology”).

The following table details regulatory limit consumption for market risk, specifically for the Trading Book as of December 31, 2016 and 2015.

Trading Book

Limit Consumption	As of December 31,
	2016	2015
Market risk exposure (MRE)	60.4%	71.8%

The regulatory risk measurement for the Banking Book (regulatory report SBIF C40 “Cash flows related to interest rate and indexation risk in the Banking Book”) is used to estimate the Bank’s potential losses from standardized adverse movements in interest and exchange rates. It is important to specify that for regulatory reporting purposes, the Trading Book includes the interest rate risk of derivatives managed in the Banking Book.

The standardized regulatory report for the Banking Book (regulatory report SBIF C40) is used to estimate the Bank’s potential economic losses from standardized adverse movements in interest rates defined by the SBIF. Currently, limits for short-term exposure (STE) to interest rate and indexation risk in the Banking Book must not exceed 35% of annual operating income (LTM moving period) and long-term limit consumption (LTE) must be less than 20% of the Bank’s regulatory capital.

The following table details regulatory limit consumption for market risk, specifically for the Banking Book as of December 31, 2016 and 2015:

Banking Book

Limit Consumption	As of December 31,
	2016	2015
Short-term exposure to interest rate risk (STE)	51.8%	60.6%
Long-term exposure to interest rate risk (LTE)	60.1%	13.8%

Value at Risk (VaR)

•	Calculation of Historical Value at Risk (Non-parametric). This measurement provides the maximum potential economic loss at a certain confidence level and a given time horizon. Historical VaR, as opposed to Statistical or Parametric VaR, is based on the observed distribution of past returns, does not need to make assumptions of probability distributions (frequently normal distribution) and, therefore, does not need a mean (assumed 0), standard deviation and correlations across returns (parameters). The Bank’s uses a 99% confidence level and a time horizon of 1 day.

•	Calculation of Volatility-Adjusted Historical Value at Risk (Non-parametric). This measurement is based on the above and the profit and loss vector is adjusted according to whether it is facing a period of greater or less volatility.

The Board of Directors defines limits on the Value at Risk (as of the end of the first half of 2016 it uses the volatility-adjusted Historical VaR method) that can be maintained, which is monitored on a daily basis. The measurement is also subjected to backtesting to verify that the daily losses that effectively occurred do not exceed VaR more than once every 100 days. The result is monitored daily to confirm the validity of the assumptions, hypothesis and the adequacy of the parameters and risk factors used in the VaR calculation. The Bank in turn calculates VaR for sub/portfolios and risk factors, which allows it to quickly detect pockets of risk. Since VaR does not consider stress scenarios, it is complemented by stress testing. Specifically, the Bank uses metrics that take into account prospective, historical and standardized scenarios.

Although the Value at Risk model is one of the models most frequently used by the local financial industry, like any model it has limitations that must be considered:

•	It does not take into account the expected loss in the event that the portfolio return is above the confidence level defined in the VaR. In other words, in the Bank’s case it does not reflect what happens in the 1% of the tail. This is mitigated with the stress measures detailed below.

•	It does not consider intraday results, but only reflects the potential loss given current positions.

•	It does not take into account potential changes in the dynamics of movements in market variables (i.e. potential changes in the matrix of variance and covariance).

Sensitivity Measurements

Sensitivity measurements are based on estimated scenarios for positions in the Trading and Banking books.

•	Trading Book Positions by Risk Factor:

Trading Book positions as of December 31, 2016 and 2015, are detailed as follows:

Risk Factor / Products	Position
	2016	2015
	MCh$	MCh$
CLP rates
Derivatives	(131,852)	(77,875)
Investments	344,390	3,733

CLF rates
Derivatives	319,785	175,245
Investments	72,668	2,678

COP rates
Derivatives	4,275	—
Investments	381,848	—

UVR rates
Derivatives	—	—
Investments	164,828	—

USD rates	44,211	7,835

OM rates	(1,061)	52

FX (exchange rate)	14,089	7,887

Inflation (CLF)	—	—

Optionality (Gamma, Vega)	6	1

Trading Book positions by risk factor correspond to the fair and equivalent nominal value (exchange rate or “FX,” inflation and optionality) of the portfolios within the Trading Book. The Trading Book is made up of the financial assets presented in Notes 6 and 8, and financial liabilities presented in Note 8. The currency position incorporates the amortized cost positions from the Statement of Financial Position, excluding the positions related to the foreign investment with their respective hedges. The currency positions in the Trading Book have limits for each currency.

•	Banking Book Positions by Risk Factor:

FX and Inflation Positions in Banking Book:

Foreign currency and inflation positions in the Banking Book as of December 31, 2016 and 2015, are detailed as follows:

	Year-End 2016 Year-End 2015
CLF Position	1,118,526	448,256
FX Position	(684,938)	(52,231)

Positions in currencies other than Chilean pesos (FX) and exposure to indexation is classified by book and by their effect on the Bank’s financial statements, reflecting the spot exposure to each risk factor. It is important to highlight the impact of structural exchange rate risk arising from the Bank’s positions in currencies other than the Chilean peso related primarily to the consolidation of investments in subsidiaries or affiliates and the results and hedges of these investments. The process of managing structural exchange rate risk is dynamic and attempts to limit the impact of currency depreciation, thus optimizing the financial cost of hedges. The general policy for managing this risk is to finance them in the currency of the investment provided that the depth of the market so allows and the cost is justified by the expected depreciation. One-time hedges are also taken out when the Bank considers that any currency may weaken beyond market expectations with respect to the Chilean peso. As of December 2016, greater ongoing exposure was concentrated in Colombian pesos (approximately MUS$ 1,000). The Bank hedges part of these positions on a permanent basis using currency derivatives. The currency positions in the Banking Book have limits for each currency.

Structural Interest Rate Position in Banking Book (Interest Rate Gap):

Structural interest rate risk is measured using representation by risk factor of cash flows expressed at fair value, assigned at the repricing date and by currency. This methodology facilitates the detection of concentrations of interest rate risk over different time frames. All positions in and outside the Statement of Financial Position must be ungrouped into cash flows and placed at the repricing / maturity point. For those accounts that do not have contractual maturities, an internal model is used to analyze and estimate their durations and sensitivities.

The following table shows the Banking Book Positions (products valued at amortized cost and available-for-sale instruments and derivatives valued at fair value) for the most important currencies in which the Bank does business as of year-end 2016 and 2015.

The exposures presented are the present values resulting from:

•	Modeling contractual cash flows based on behaviors that affect market risk exposure. Example: prepayment, renewal, etc.

•	Discounting cash flows from items accounted for on an accrual basis at a rate that represents the opportunity cost of the liability/asset.

•	Discounting cash flows from items accounted for at market value at the market rate.

RISK MANAGEMENT
CLP Position	Year-End 2016
	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	3,501,743	870,778	2,160,430	1,290,116	543,713

Cash	456,753	—	—	—	—
Repurchase agreements	82,146	—	—	—	—
Loans to customers, net	2,103,570	823,545	2,126,992	1,126,147	459,420
Financial assets available for sale	320,536	47,233	33,438	163,969	84,293
Financial assets held to maturity	—	—	—	—	—
PP&E and intangible assets	214,411	—	—	—	—
Other assets	324,327	—	—	—	—

LIABILITIES	(6,504,266)	(1,196,757)	(2,361,334)	(227,588)	(158,564)

Current accounts and demand deposits	(1,890,606)	—	(58,425)	—	—
Savings accounts and time deposits	(3,042,768)	(1,190,542)	(2,286,425)	(157,934)	(255)
Debt issued	(831)	(4,710)	(15,982)	(69,654)	(158,309)
Other liabilities	(302,491)	(1,505)	(502)	—	—
Capital and reserves	(1,267,570)	—	—	—	—

DERIVATIVES	(136,936)	(204,005)	548,898	(117,704)	48,800

Financial derivative instruments	(136,936)	(204,005)	548,898	(117,704)	48,800

CLF Position	Year-End 2016
	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	460,596	467,103	2,112,730	1,828,020	3,977,336

Cash	—	—	—	—	—
Repurchase agreements	—	—	—	—	—
Loans to customers, net	498,761	453,798	2,019,088	1,751,321	3,931,531
Financial assets available for sale	3,792	13,305	93,642	76,699	45,805
PP&E and intangible assets	—	—	—	—	—
Other assets	(41,957)	—	—	—	—

LIABILITIES	(366,933)	(158,745)	(1,087,649)	(892,317)	(3,218,064)

Other liabilities	(86,149)	—	(46,944)	(66,944)	(21,856)
Capital and reserves	—	—	—	—	—
Debt issued	(41,651)	(12,178)	(542,146)	(649,782)	(2,773,046)
Current accounts and demand deposits	(17,596)	—	—	—	—
Savings accounts and time deposits	(221,537)	(146,567)	(498,559)	(175,591)	(423,162)

DERIVATIVES	(633,500)	(290,901)	(864,344)	(448,301)	233,496

Financial derivative instruments	(633,500)	(290,901)	(864,344)	(448,301)	233,496

	Year-End 2016
COP and UVR Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
Assets	2,777,361	610,840	667,891	761,052	690,494

Cash	328,871	—	—	—	—
Repurchase agreements	152,665	—	—	—	—
Loans to customers, net	1,697,264	602,867	629,102	695,626	508,008
Financial assets available for sale	44,235	7,973	38,789	65,426	182,486
Financial assets held to maturity	107,541	—	—	—	—
PP&E and investments	—	—	—	—	—
Other assets	446,785	—	—	—	—

Liabilities	(4,229,588)	(581,868)	(765,798)	(461,681)	(309,997)

Current accounts and demand deposits	(1,759,415)	—	—	—	—
Savings accounts and time deposits	(930,983)	(570,126)	(631,854)	(342,199)	(101,967)
Debt issued	(24,653)	(11,742)	(133,944)	(119,482)	(208,030)
Other liabilities	(740,891)	—	—	—	—
Capital and reserves	(773,646)	—	—	—	—

Derivatives	(41,422)	(24,828)	220,845	(8,233)	(83,679)

Financial derivative instruments	(41,422)	(24,828)	220,845	(8,233)	(83,679)

	Year-End 2016
FX Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	979,846	774,212	1,123,227	31,486	34,326

Cash	349,543	—	—	—	—
Repurchase agreements	39,172	—	—	—	—
Loans to customers, net	645,830	774,108	1,122,529	22,872	22,093
Financial assets available for sale	287	104	698	8,614	12,233
Financial assets held to maturity	—	—	—	—	—
PP&E and investments	—	—	—	—	—
Other assets	(54,986)	—	—	—	—

LIABILITIES	(1,880,468)	(785,961)	(1,179,179)	(545,528)	—

Current accounts and demand deposits	(317,104)	—	(7,959)	—	—
Savings accounts and time deposits	(923,035)	(264,542)	(322,601)	—	—
Debt issued	(7,529)	(125,397)	(469,452)	(540,348)	—
Other liabilities	(610,230)	(396,022)	(379,167)	(5,180)	—
Capital and reserves	(22,570)	—	—	—	—

DERIVATIVES	329,880	264,544	461,844	543,063	(57,615)

Financial derivative instruments	329,880	264,544	461,844	543,063	(57,615)

	Year-End 2015
CLP Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	1,375,771	433,059	740,858	377,601	102,765

Cash	227,450	—	—	—	—
Repurchase agreements	58,296	—	—	—	—
Loans to customers, net	639,202	408,002	701,133	365,287	102,720
Financial assets available for sale	147,925	25,057	39,725	12,314	45
Financial assets held to maturity	—	—	—	—	—
PP&E and intangible assets	97,349	—	—	—	—
Other assets	205,549	—	—	—	—

LIABILITIES	(1,823,957)	(518,933)	(1,046,279)	(278,441)	(10,960)

Current accounts and demand deposits	(375,365)	(47,417)	(151,741)	(110,807)	(10,960)
Savings accounts and time deposits	(658,190)	(471,444)	(892,462)	(137,889)	—
Debt issued	—	—	(2,077)	(29,745)	—
Repurchase agreements	(88,328)	(72)	—	—	—
Other liabilities	(178,329)	—	—	—	—
Capital and reserves	(523,745)	—	—	—	—

DERIVATIVES	313,295	157,511	414,040	(130,308)	(92,492)

Financial derivative instruments	313,295	157,511	414,040	(130,308)	(92,492)

	Year-End 2015
CLF Position	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	340,027	265,914	957,214	627,247	2,133,207

Cash	—	—	—	—	—
Repurchase agreements	—	—	—	—	—
Loans to customers, net	248,695	217,467	874,598	546,211	2,133,207
Financial assets available for sale	81,786	48,447	82,616	81,036	—
Financial assets held to maturity	—	—	—	—	—
PP&E and intangible assets	—	—	—	—	—
Other assets	9,546	—	—	—	—

LIABILITIES	(214,234)	(88,779)	(609,756)	(542,924)	(1,756,897)

Current accounts and demand deposits	(371)	—	—	—	—
Savings accounts and time deposits	(171,613)	(80,000)	(494,159)	(171,808)	(373,648)
Debt issued	(4,173)	(8,776)	(59,318)	(285,780)	(1,331,970)
Repurchase agreements	—	—	—	—	—
Other liabilities	(38,077)	(3)	(56,279)	(85,336)	(51,279)
Capital and reserves	—	—	—	—	—

DERIVATIVES	88,477	(202,459)	(189,140)	(55,062)	(304,577)

Financial derivative instruments	88,477	(202,459)	(189,140)	(55,062)	(304,577)

FX Position	Year-End 2015
	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years
ASSETS	535,528	426,188	548,729	22,657	16,207

Cash	143,224	—	—	—	—
Repurchase agreements	—	—	—	—	—
Loans to customers, net	335,312	426,188	548,729	22,657	16,207
Financial assets available for sale	—	—	—	—	—
Financial assets held to maturity	—	—	—	—	—
PP&E and investments	—	—	—	—	—
Other assets	56,992	—	—	—	—

LIABILITIES	(445,017)	(499,406)	(452,259)	(30,098)	(5,389)

Current accounts and demand deposits	(65,134)	(10,675)	(34,114)	(24,691)	(5,389)
Savings accounts and time deposits	(241,110)	(159,131)	(169,009)	—	—
Debt issued	—	—	—	—	—
Repurchase agreements	—	—	—	—	—
Other liabilities	(138,773)	(329,600)	(249,136)	(5,407)	—
Capital and reserves	—	—	—	—	—

DERIVATIVES	(229,775)	74,931	9,984	(630)	(23,882)

Financial derivative instruments	(229,775)	74,931	9,984	(630)	(23,882)

Cash presented in the above tables corresponds to term deposits. The remaining portion of the cash and cash equivalents is considered readily available.

The following table summarizes the aforementioned exposures:

Currency	2016 Exposure	2015 Exposure
	MCh$	MCh$
CLP	(1,942,677)	13,530
CLF	1,118,526	448,256
COP-UVR	(778,611)	—
FX	93,673	(52,231)

•	Sensitivity Analysis for Financial Risks

The Bank uses stress testing as a sensitivity analysis tool in order to control financial risk. This measurement is performed separately for the Trading and Banking Books.

Sensitivity is estimated using the DV01 indicator, which is a measure of sensitivity of portfolio results if the zero coupon interest rate of the risk factor increases by 1 basis point (0.01%) for different maturities and in annualized terms. Although the use of DV01 to estimate potential impacts on the economic, book and equity value is easy to understand and implement, it excludes both correlations among risk factors and second-order effects.

The following table presents an estimate of the likely, but reasonable impact of fluctuations in interest rates, exchange rates and implicit volatilities (market factors) that would impact the Trading and Banking Book.

The fluctuations in market factors correspond to highly probable scenarios chosen from among a set of scenarios agreed upon based on the opinions of specialists in economics and financial risk and operators. In order to estimate sensitivity, sensitivity (DV01) and the reasonably likely scenarios must be multiplied by market factor.

Interest Rate Scenarios - Chile (basis points – 0.01%)

Scenarios for Impact on Profit and Loss (P&L)							Scenarios for Impact on Available-for-Sale Assets (AFS)							Scenarios for Impact on Accrual Book
Term	Chamber CLP	Gov’t CLP	Chamber CLF	Gov’t CLF	Curve USD	Curves MX	Term	Chamber CLP	Gov’t CLP	Chamber CLF	Gov’t CLF	Curve USD	Curves MX	Term	Chamber CLP	Chamber CLF	Curve USD	Curves MX
1D	-36	38	125	146	66	-20	1D	-36	38	-60	146	66	66	1D	71	125	66	66
3M	-27	38	125	146	66	-20	3M	-27	38	-60	146	66	66	1M	71	125	66	66
6M	-18	38	125	146	66	-20	6M	-18	38	-60	146	66	66	3M	71	125	66	66
9M	-21	39	87	111	52	-20	9M	-21	39	-45	111	52	52	6M	71	125	66	66
1Y	-24	40	50	75	39	-20	1Y	-24	40	-31	75	39	39	9M	71	125	66	66
2Y	-30	40	49	75	32	-23	2Y	-30	40	-23	75	32	32	1Y	71	125	66	66
3Y	-32	43	51	69	38	-27	3Y	-32	43	-24	69	38	38
4Y	-35	46	52	64	45	-31	4Y	-35	46	-25	64	45	45
5Y	-37	49	54	58	51	-34	5Y	-37	49	-27	58	51	51
7Y	-39	48	56	58	55	-36	7Y	-39	48	-30	58	55	55
10Y	-42	46	61	59	60	-38	10Y	-42	46	-34	59	60	60
20Y	-42	46	50	38	60	-38	20Y	-42	46	-30	38	60	60

Exchange Rate Scenarios - Chile

Exchange Rate	Scenario for Impact on P&L	Scenario for Impact on AFS	Scenario for Impact on Amortized Cost Book
USD-CLP	-3.8%	-3.8%	-3.8%
USD-COP	-7.7%	-7.7%	-7.7%

Interest Rate Scenarios - Colombia (basis points – 0.01%)

Scenarios for Impact on Profit and Loss (P&L)				Scenarios for Impact on Available-for- Sale Assets (AFS)				Scenarios for Impact on Accrual Book
Term	Gov’t COP	Swap IBR	Curve USD	Term	Gov’t COP	Swap IBR	Curve USD	Term	Swap IBR	Curve USD
1D	43	-19	0	1D	43	-19	0	1D	29	0
3M	44	-28	83	3M	44	-28	7	1M	30	14
6M	45	-39	95	6M	45	-39	-2	3M	35	7
9M	46	-46	96	9M	46	-46	-13	6M	39	-2
1Y	47	-54	97	1Y	47	-54	-25	9M	52	-13
2Y	52	-76	107	2Y	52	-76	-16	1Y	65	-25
3Y	56	-80	106	3Y	56	-80	-21
4Y	58	-78	103	4Y	58	-78	-25
5Y	58	-76	99	5Y	58	-76	-29
7Y	59	-77	98	7Y	59	-77	-32
10Y	59	-80	96	10Y	59	-80	-37
20Y	67	-87	96	20Y	67	-87	-37

Exchange Rate Scenarios – Colombia

Exchange Rate	Scenario for Impact on P&L	Scenario for Impact on AFS	Scenario for Impact on Amortized Cost Book
USD-COP	13.2%	-6.1%	13.2%

The following table presents the impact of movements or reasonably likely scenarios applied to positions in the Trading Book that affect the Bank’s profit and loss (P&L) as of December 31, 2016 and 2015:

Potential Impact on P&L	2016	2015
	MCh$	MCh$
CLP Rate Risk	(2,812)	(1,865)
Derivatives	(2,604)	(1,823)
Investments	(208)	(42)

CLF Rate Risk	(8,069)	(2,662)
Derivatives	(8,069)	(2,635)
Investments	—	(27)

COP Rate Risk	(11,622)	—
Derivatives	(10,439)	—
Investments	(1,183)	—

UVR Rate Risk	(404)	—

Derivatives	—	—
Investments	(404)	—

USD Rate Risk	(2,658)	(778)
Other Currencies Rate Risk	(9)	(2)

Total Rate Risk	(25,574)	(5,307)

Foreign Exchange Risk	(1,921)	(131)
Options Risk	(87)	—

Total Impact	(27,582)	(5,438)

Option Risk includes the (Vega) and Gamma volatility risks.

The following table presents the impact on the margin of movements or reasonably likely scenarios on positions in the Banking Book as of December 31, 2016 and 2015.

Potential Impact on Banking Book Amortized Cost	2016	2015
	MCh$	MCh$
Impact of Interbank Rate Risk	(7,096)	(4,673)

The impact on the Banking Book does not necessarily mean a gain/loss but it does mean smaller/larger net income from the generation of funds (net funding income, which is the net interest from the accrual portfolio) for the next 12 months.

In line with the effects on P&L of positions accounted for at fair value and amortized cost, the changes in market factors because of reasonably possible movements in interest and exchange rates also generate impacts on equity accounts as a result of the potential change in market value of the portfolio of available-for-sale instruments and the portfolios of cash flow and net foreign investment hedges, which are presented in the following table:

As of December 31, 2016:	Potential Impact on Equity
Interest Rate	DV01 (+1 bp)	Impact of Change in Interest Rate
	US$	MUS$	MCh$
CLP	(293,337)	(14.00)	(9,211)
CLF	41,167	(15.00)	(10,029)
COP	(152,241)	(8.00)	(5,588)
UVR	—	—	—
USD	(77,927)	(3.00)	(2,094)
Other	(159)	—	(7)

Total Rate Impact	(482,497)	(40)	(26,929)

Exchange Rate	Impact of Change in Prices
	MUS$	MCh$
USD	(1)	(269)
COP	(150)	(100,390)

Total Impact on Exchange Rate	(151)	(100,659)

Total Impact	(191)	(127,589)

As of December 31, 2015:	Potential Impact on Equity
Interest Rate	DV01 (+1 bp)	Impact of Change in Interest Rate
	USD	MUS$	MCh$
CLP	(9,665)	(1)	(242)
CLF	(30,919)	(2)	(1,725)
USD	—	—	—
Other	—	—	—

Total Rate Impact	(40,584)	(3)	(1,967)

Foreign Exchange	Impact of Change in Prices
	MUS$	MCh$
USD	—	—
Other	—	—

Total Impact on Exchange Rate	—	—

Total Impact	(3)	(1,967)

The Bank uses accounting hedges to efficiently manage accounting asymmetries present in financial risk exposure.

The use of accounting hedges is dependent on limits defined by the board, definitions from the ALCO and the hedging policy. The ALM Division is responsible for designing and implementing strategies and the Financial Risk Management Division for measuring and monitoring the effectiveness of hedges, generating effectiveness indicators that are continuously monitored.

See Note 8 for more information on accounting hedge strategies.

•	Liquidity Risk Metrics and Limits

Liquidity risk measurements are focused mainly on quantifying whether the institution has sufficient resources to meet its intraday and interday obligations under both normal and stressed conditions. They also include a framework of indicators to forecast the occurrence of liquidity stress scenarios and clarity as to the steps to follow once the risk has occurred.

The following regulatory and internal metrics are used to monitor and control liquidity risk:

Regulatory Measurement of Liquidity Risk

Adjusted liquidity gap: the same chapter (SBIF 12-20 “Management and Measurement of Liquidity Position”) establishes that, with prior authorization from the regulator, cash outflows to retail counterparties may be assigned a different maturity than their contractual maturity based on their statistical behavior. Adjusted mismatches (local consolidated) are restricted to a maximum of:

•	30-day mismatches in consolidated and foreign currency: 100% of Core Capital.

•	90-day mismatches in consolidated currency: 200% of Core Capital.

The Bank, on a local consolidated level, must continuously observe those limits and periodically report to the SBIF its positions at risk and compliance with those limits using the C46 regulatory report “Liquidity Situation.”

The use of the liquidity regulatory limit as of December 31, 2016 and 2015, is detailed as follows:

	As of December 31,
Regulatory Liquidity Indicator	2016	2015
	%	%
At 30 days	4	(2)
At 30 days in foreign currency	12	6
At 90 days	16	15

Note: Negative percentage (-2%) means that cash inflows exceed cash outflows at that maturity.

Regulatory Measurement of Contractual Liquidity Gap

In accordance with SBIF Chapter 12-20, all cash flows in and outside the Statement of Financial Position are analyzed provided that they contribute cash flows at their contractual maturity point.

Balances of the Bank’s consolidated undiscounted contractual cash flows from financial assets and liabilities as of December 31, 2016 and 2015, are detailed as follows in MCh$:

	December 31, 2016
	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets	4,437,895	2,112,587	4,778,259	5,251,810	17,824,808	34,405,359

Cash	1,119,862	—	—	—	—	1,119,862
Financial instruments recorded at market value	1,004,424	359,123	118,864	494,925	1,159,907	3,137,243
Loans to other domestic banks without lines of credit	167,076	4,092	—	—	—	171,167
Lines of credit granted to other domestic banks	—	—	—	—	—	—
Commercial loans without lines of credit	1,969,379	1,525,530	3,364,118	2,816,369	9,368,578	19,043,975
Commercial lines of credit and overdrafts	(276,662)	2,781	58,006	45	45	(215,785)
Consumer loans without lines of credit	62,325	131,324	525,925	1,038,327	1,744,874	3,502,775
Consumer lines of credit and overdrafts	94,515	4,484	325,597	3,248	3,248	431,093
Residential mortgage loans	37,140	66,144	283,201	739,403	5,314,672	6,440,560
Financial instruments recorded based on issuer’s flow	30,967	470	75,868	—	—	107,305
Other transactions or commitments without lines of credit	238,207	6,092	16,098	112,494	117,408	490,299
Other lines of credit granted	—	—	—	—	—	—
Derivative instruments	(9,338)	12,547	10,582	46,999	116,076	176,865

Liabilities	(8,454,693)	(2,799,978)	(5,214,372)	(2,960,247)	(8,655,131)	(28,084,422)

Current accounts and other demand deposits	(4,318,821)	—	—	—	—	(4,318,821)
Term savings accounts - unconditional withdrawal	(2,901)	—	—	—	—	(2,901)
Term savings accounts - deferred withdrawal	(39,644)	—	—	—	—	(39,644)
Obligations with Chilean Central Bank without lines of credit	(376,629)	—	—	—	—	(376,629)
Lines of credit secured from Chilean Central Bank	—	—	—	—	—	—
Obligations with other domestic banks without lines of credit	—	—	—	—	—	—
Lines of credit secured from other domestic banks	—	—	—	—	—	—
Savings accounts and time deposits	(3,091,375)	(2,474,208)	(3,500,821)	(1,139,025)	(1,938,961)	(12,144,391)
Foreign loans without lines of credit	(245,352)	(281,556)	(1,017,915)	(109,668)	(328,524)	(1,983,014)
Lines of credit from foreign banks	—	—	—	—	—	—
Letter of credit obligations	(4,099)	(809)	(12,048)	(26,473)	(79,972)	(123,402)
Bonds payable	(40,256)	(32,952)	(632,208)	(1,638,082)	(6,217,523)	(8,561,021)
Other obligations or payment commitments without lines of credit	(335,616)	(10,453)	(51,380)	(46,999)	(90,151)	(534,599)
Other lines of credit secured	—	—	—	—	—	—

Net band	(4,016,798)	(687,391)	(436,113)	2,291,563	9,169,677	6,320,937

	December 31, 2015
	1 Month	1 - 3 Months	3 Months to 1 Year	1 to 3 Years	More than 3 Years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets	1,684,312	634,369	1,862,438	1,106,943	5,370,043	10,658,103

Cash	556,223	—	—	—	—	556,223
Financial instruments recorded at market value	465,982	—	—	—	—	465,982
Loans to other domestic banks without lines of credit	49,779	8,927	38,282	2,825	2,825	102,638
Lines of credit granted to other domestic banks	—	—	—	—	—	—
Commercial loans without lines of credit	548,585	550,736	1,193,941	616,189	2,936,302	5,845,752
Commercial lines of credit and overdrafts	8,671	2,306	38,713	22	22	49,734
Consumer loans without lines of credit	13,780	27,094	113,379	221,144	317,221	692,619
Consumer lines of credit and overdrafts	(9,524)	9,338	295,542	3,001	3,001	301,357
Residential mortgage loans	10,773	21,390	98,262	257,087	2,053,706	2,441,217
Financial instruments recorded based on issuer’s flow	89	17,682	34,274	11,504	14,079	77,628
Other transactions or commitments without lines of credit	61,262	—	77,054	—	—	138,316
Other lines of credit granted	—	—	—	—	—	—
Derivative instruments	(21,308)	(3,104)	(27,009)	(4,829)	42,887	(13,363)

Liabilities	(2,140,218)	(875,303)	(2,297,841)	(1,191,284)	(3,520,612)	(10,025,260)

Current accounts and other demand deposits	(1,013,102)	—	—	—	—	(1,013,102)
Term savings accounts - unconditional withdrawal	—	—	—	—	—	—
Term savings accounts - deferred withdrawal	—	—	—	—	—	—
Obligations with Chilean Central Bank without lines of credit	—	—	—	—	—	—
Lines of credit secured from Chilean Central Bank	—	—	—	—	—	—
Obligations with other domestic banks without lines of credit	(2)	(2)	(99)	(753)	(9,210)	(10,066)
Lines of credit secured from other domestic banks	(21)	—	—	—	—	(21)
Savings accounts and time deposits	(943,680)	(821,386)	(1,660,957)	(362,949)	(976,198)	(4,765,172)
Foreign loans without lines of credit	(2,992)	(22,259)	(550,776)	(83,019)	(87,778)	(746,824)
Lines of credit from foreign banks	—	—	—	—	—	—
Letter of credit obligations	(1,748)	—	(4,916)	(9,009)	(21,783)	(37,456)
Bonds payable	(3,806)	(952)	(51,699)	(290,792)	(1,907,377)	(2,254,626)
Other obligations or payment commitments without lines of credit	(174,867)	(30,704)	(29,394)	(444,762)	(518,266)	(1,197,993)
Other lines of credit secured	—	—	—	—	—	—

Net band	(455,906)	(240,934)	(435,403)	(84,341)	1,849,431	632,843

Note: comparative basis for 2015 is only Itaú Chile

The preceding tables present undiscounted cash flows from the Bank’s assets (Notes 5 - 11) and liabilities (Notes 16 - 18) on the basis of maturity estimation models. The Bank’s expected cash flows could vary as a function of changes in the variable that are used to estimate asset and liability maturities.

The grouping corresponds to regulatory categories that bring together financial items with similar characteristics from the perspective of liquidity risk. These categories are modeled separately and reported in cash flows.

Liquidity Coverage Ratio (LCR) and Net Stable Funding Ratio (NSFR)

In line with international risk management practices, the Bank uses the Liquidity Coverage Ratio (LCR) and Net Stable Funding Ratio (NSFR) to manage liquidity risk.

The LCR aims to measure the sufficiency of high-quality assets to face a 30-day funding stress scenario. At a minimum, the institution must survive until the thirtieth day of the stress scenario with funding from liquid assets in its portfolio because, as described in the standard, managers and/or supervisors would have been able to establish timely corrective measures. The indicator also recognizes differentiated behavior for wholesale versus retail counterparties, which in the Bank’s case represent 72% and 28%, respectively, for the 30-day band. On the other hand, the NSFR focuses on maintaining sufficient stable funding to meet (long-term) stable funding needs. The bank calculates LCR and NSFR using the methodologies defined by the local regulator and the Brazilian Central Bank (BACEN). Both regulators set a limit for LCR, while the parent company establishes a limit for NSFR. The methodology used to estimate LCR and NSFR consists of liquidity ratios proposed by the “Basel III Committee on Banking Supervision” (“BIS III”) that were adopted by the local Chilean regulator and the Brazilian Central Bank.

Deposits / Loans

Structurally, the Bank’s liquidity can be quantified based on the level of assets and liabilities in its balance sheet. In particular, the following table shows the ratio of deposits / loans in Itaú Corpbanca’s balance sheet. Deposits refer to the carrying amount of funds (demand and time deposits) that customers deposit in the bank, while loans are credit that the bank grants. This is a measurement of the reciprocity between the Bank’s commercial activity and the stability of its funding.

	Dec 2016	Dec 2015
Year-End	78.4%	73.5%
Minimum	71.0%	73.2%
Maximum	81.5%	79.9%
Average	77.5%	76.5%

Note1: loans are reported net of provisions

Note2: comparative basis for 2015 is only Itaú Chile

Liquidity Warning Levels

Warning levels seek to provide evidence or signs of potential adverse liquidity events. The most relevant warning levels include: counterparty and maturity concentration, currency concentration, product concentration, reserve management, evolution of funding rates and diversification of Liquid Assets.

Analysis of Pledged and Unpledged Assets

The following presents an analysis of the Bank’s pledged and uncommitted assets that will be available to generate additional funding as fixed-income instruments. For this, pledged assets are:

•	Assets that have been committed or received in guarantee.

•	Assets that an entity considers that it is restricted from using.

Available assets and investments adjusted for the delivery or receipt of guarantees for year-end 2015 and 2016 are detailed as follows.

Year	Amount	Guarantees Furnished	Guarantees Received	Cash
	MCh$	MCh$	MCh$	MCh$
	(i)	(ii)	(iii)	(i-ii+iii)
2016	1,980,930	423,655	383,424	1,940,699
2015	579,597	43,727	10,293	546,163

•	Counterparty Risk

Exposure to derivative counterparty risk is measured by recognizing the different contracts maintained with the institution’s customers, including contracts without mitigating clauses, contracts with netting, contracts with Credit Support Annex (CSA) and with clearing houses, which receive a differentiated treatment.

The following table details the netting of these transactions:

		12/31/2016			12/31/2015
	Notes	Gross amount assets	Gross amount liabilities	Net amounts	Gross amount assets	Gross amount liabilities	Net amounts
		(a)	(b)	(c) = (a) + (b)	(a)	(b)	(c) = (a) + (b)
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives with netting agreement		776,613	(885,158)	(108,545)	—	—	—
Derivatives without netting agreement		326,156	(22,176)	303,980	227,984	(253,183)	(25,199)

Total Derivatives	8	1,102,769	(907,334)	195,435	227,984	(253,183)	(25,199)

Net guarantees delivered in compensation houses (*)		56,818	—	56,818	724	—	724
Net guarantees delivered in bilateral agreements (**)	15/20	167,148	(49,776)	117,372	—	—	—

Net guarantees		223,966	(49,776)	174,190	724	—	724

Derivatives net of guarantees		1,052,993	(683,368)	369,625	227,984	(252,459)	(24,475)

(*)	Clearing Houses: centralized counterparties that play the counterparty role for all participants
(**)	Bilateral agreements: contractual agreements between both parties for delivery of guarantees under certain conditions

Market values of derivatives that are reported in accounting do not reflect counterparty risk management using guarantees as they do not reveal the true exposures with the counterparties. The guarantees delivered (received) must be added (subtracted) from the market value in order to correctly reflect these exposures.

It is important to highlight that counterparty risk management is framed within the Bank’s corporate credit policies.

b.3) Monitoring and Governance of Financial Risks

The Board is the body in charge of the Bank’s management. Its duties include defining the institution’s strategic guidelines and supervising its risk management structure.

Risk management policies are established with the objective of identifying and analyzing the risks faced by the Bank, setting adequate limits and controls and monitoring risks and compliance with limits. Risk management policies and structures are reviewed regularly so that they reflect changes in the Bank’s activities. The Bank, through its standards and procedures, aims to develop an appropriate control environment in which all employees understand their roles and responsibilities.

The Audit Committee supervises the way in which the Bank monitors and manages risk and compliance with the risk management policies and procedures and oversights if the risks management framework is appropriate for the risks faced by the Bank. This committee is assisted by the Internal Audit in its oversight role. Internal Audit performs reviews of risk management controls and procedures, whose results are reported to the Audit Committee.

In accordance with the Bank’s governance outlook, the Financial Risk Division is responsible for identifying, quantifying, analyzing, controlling and monitoring financial risk at the Bank. The Credit Risk Division is responsible for managing credit risk for the Corporate Banking, Treasury, Companies and Retail divisions. The Financial Risk Department is part of the Planning and Control Division. The other departments within this division include Accounting, Management Control, Planning and Development, Capital Management and Investor Relations. The main objective of this corporate division is to provide accurate, timely and high-quality information to support decision making by internal and external stakeholders.

The Corporate Treasury Division is charged with managing financial risk in the Bank’s Trading and Banking Books. In the Banking Book, this consists of managing inflation, interest rate and liquidity risk in the Bank’s balance sheet in order to maximize returns in compliance with corporate policies and current laws and regulations. The Trading Book refers to the portfolio of financial instruments acquired to obtain short-term gains from increases in fair value arising from changes in the values of underlying variables. This book is responsible for managing currency risk for the entire balance sheet. Management of the Bank’s funding structure is an important component of managing liquidity and interest rate risk within the Banking Book or balance sheet.

The Financial Risk Division is independent from the business areas and is responsible for controlling and measuring the Bank’s financial risks (market and liquidity risk) as well as supplying, along with the Treasury Division, the ALCO with the metrics and limits for those risks, which are established in the respective policies.

The Bank’s financial risk management efforts are framed within the Financial Risk Policy, which is comprised of the Liquidity Management Policy, the Market Risk Management Policy and the Valuation Policy.

Financial Risk Management Principles

•	Risk is monitored and controlled by parties independent from those managing risk, thus correctly aligning incentives.

•	Management efforts should be flexible, within the framework permitted by policies, rules and current regulations.

•	Senior management establishes the guidelines for risk appetite, and is informed periodically on risk levels assumed, contingencies and instances when limits are exceeded.

Financial Risk Management Committees

In order to guarantee the flexibility of management efforts and communication of risk levels to senior management, the following network of committees has been established:

•	Daily meeting: Happens daily to review financial conditions and the latest market movements. This committee reviews the relevance of positions on a daily basis in order to detect in advance any scenarios that could negatively impact returns and liquidity. It also monitors the performance of strategies used for each of the portfolios.

•	Proprietary Trading and Market Making Commission: Meets weekly to analyze strategies for managing investment portfolio or directional positions. This committee reviews local and global economic conditions and projections in order to analyze the potential benefits and risks of the strategies executed and evaluate new strategies.

•	Asset and Liability Management Commission (ALM): Meets biweekly to analyze management of structural interest rate and indexation risk in the Banking Book.

•	Liquidity and Market Commission: Meets biweekly to analyze management of funding liquidity risk.

•	Treasury Committee: Meets monthly to analyze matters related to treasury activity and establish agreements and strategies on related matters, always in line with current ALCO policies and guidelines.

•	Asset-Liability Committee (ALCO): Meets monthly to analyze economic and financial conditions and inform senior management of market and liquidity risk levels assumed by presenting indexes of market and funding liquidity risk, limit consumption and results of stress tests.

•	Board of Directors: The Board of Directors is informed each quarter of the market and funding liquidity risk levels assumed by presenting established risk indexes, limit consumption and results of stress tests.

b.3 Shareholders’ equity requirement

The primary objectives of capital management are to ensure compliance with regulatory requirements and to maintain a solid risk rating and healthy capital ratios. During 2016 and 2015, the Bank has complied fully with all capital requirements.

The Bank maintains and actively manages core capital to cover the risks inherent to its business. The Bank’s capital adequacy is monitored using, among other measures, indices and rules established by the SBIF.

In accordance with the General Banking Law, the Bank must maintain a minimum ratio of Regulatory Capital to Consolidated Risk-Weighted Assets of 8%, net of required provisions, and a minimum ratio of Core Capital to Total Consolidated Assets of 3%, net of required provisions. However, after the merger, the SBIF determined that the Bank’s Regulatory Capital could not be less than 10% of its Risk-Weighted Assets. For this purpose, Regulatory Capital is determined based on Capital and Reserves or Core Capital, adjusted by:

•	adding subordinated bonds limited to 50% of Core Capital and,

•	subtracting the asset balance of goodwill and unconsolidated investments in companies.

•	adding non-controlling interest up to a maximum of 20% of Core Capital.

Assets are weighted using risk categories, which are assigned a risk percentage based on the capital needed to back each asset. There are 5 risk categories (0%, 10%, 20%, 60% and 100%). For example, cash, due from banks and financial instruments issued by the Chilean Central Bank have 0% risk, which means that, in accordance with current standards, no capital is required to back these assets. Property, plant and equipment have 100% risk, which means that minimum capital equivalent to 8% of the value of these assets is needed.

All derivative instruments traded off-market are taken into account to determine risk assets using conversion factors over notional values, thus calculating the value of the credit risk exposure (or “credit equivalent”). For weighting purposes, “credit equivalent” also considers contingent loans not recorded in the Consolidated Statement of Financial Position.

As instructed in Chapter 12-1 “Equity for Legal and Regulatory Purposes” of the SBIF RAN, beginning in January 2010, a regulatory change was implemented that made effective Chapter B-3 of the Compendium of Accounting Standards and its subsequent amendments, which changed the risk exposures of contingent loans, passing from 100% to the percentages indicated below:

Type of Contingent Loan	Exposure
a) Collaterals and Guarantors	100%
b) Confirmed foreign letters of credit	20%
c) Issued documentary letters of credit	20%
d) Performance and bid bonds	50%
e) Unrestricted lines of credit:	35%
f) Other loan commitments:
- Higher education loans Law 20,027	15%
- Other	100%
g) Other contingent loans	100%

As of year-end, the ratio of assets to risk-weighted assets is as follows:

	Consolidated Assets		Risk-Weighted Assets
	2016	2015	2016	2015
	MCh$	MCh$	MCh$	MCh$
Balance sheet assets (net of provisions)
Cash and due from banks	1,487,137	477,809	—	5,055
Transactions pending settlement	137,190	62,095	41,425	5,904
Trading securities	632,557	17,765	104,617	11,837
Receivables from repurchase agreements and securities borrowing	159,458	10,293	59,703	10,293
Financial derivative instruments	1,615,789	374,821	1,203,011	199,213
Loans and advances to banks	150,568	99,398	123,759	66,880
Loans to customers	20,449,754	6,713,983	18,713,221	6,060,508
Financial assets available for sale	2,054,110	512,510	326,964	55,558
Financial assets held to maturity	226,422	—	226,422	—
Investments in other companies	19,967	2,475	19,967	2,475
Intangible assets	1,657,614	51,809	469,167	51,809
Property, plant and equipment	119,970	33,970	119,970	33,970
Current tax assets	162,410	21,981	16,241	2,198
Deferred tax assets	287,051	110,044	28,705	11,004
Other assets	486,047	137,454	388,304	137,454
Off-balance-sheet assets
Contingent loans	2,255,880	1,140,711	1,353,528	684,427

Total risk-weighted assets	31,901,924	9,767,118	23,195,004	7,338,585

Figures are presented as required by local regulations.

Risk weighted assets are calculated according to Chapter 12-1 of the Recopilación Actualizada de Normas –RAN (update compilation of rules) issued by the Superintendency of Bank and Financial Institutions.

	Amount			Ratio
	2016		2015	2016		2015
	MCh$		MCh$	%		%

Basic capital	3,173,516	(a)	792,503	9.95	(c)	8.11
Regulatory capital	3,252,175	(b)	871,029	14.02	(d)	11.87

(a)	Basic capital is defined as the net amount that should be shown in the Consolidated Financial Statements as “equity attributable to equity holders of the Bank” as indicated in the Compendium of Accounting Standards.
(b)	Regulatory capital is equal to basic capital plus subordinated bonds, additional provisions, and non-controlling interest as indicated in the Compendium of Accounting Standards; however, if that amount is greater than 20% of basic capital, only the amount equivalent to that percentage will be added; goodwill is subtracted and if the sum of the assets corresponding to minority investments in subsidiaries other than banking support companies is greater than 5% of basic capital, the amount that the sum exceeds that percentage will also be subtracted.

(c)	The consolidated basic capital ratio is equal to basic capital divided by total assets for capital purposes (includes items outside the Consolidated Statement of Financial Position).
(d)	The consolidated solvency ratio is equal to the ratio of regulatory capital to weighted assets.

As of December 31, 2016, the Bank includes the following information within its management objectives, policies and processes:

•	In accordance with the SBIF’s authorization of the business combination, it determined that the resulting bank (from April 1, 2016 onward) shall maintain regulatory capital of not less than 10% of its risk-weighted assets.

•	The shareholder agreement established “Optimum Regulatory Capital” for Itaú Corpbanca (Chilean Bank) or CorpBanca Colombia (Colombian Bank), as appropriate, (a) of the greater of (i) 120% of the minimum regulatory Capital Ratio required by applicable law in the respective country; and (ii) the average minimum regulatory Capital Ratio of the three largest private banks (excluding the Chilean Bank and/or the Colombian Bank (measured in terms of the assets of the Chilean Bank and/or the Colombian Bank (measured in terms of assets) in Chile or Colombia, as appropriate, in each case the last day of the most recent fiscal year multiplied by (b) the risk-weighted assets (which include the risk-weighted assets of the Subsidiaries that are consolidated for the purpose of calculating the minimum regulatory Capital Ratio in each country) of the Chilean Bank or the Colombian Bank, as appropriate, as of the date one year after the last day of the most recent fiscal year, presuming that the risk-weighted assets grow during that year at a rate equal to the Minimum Growth Rate.

•	The Bank, in consolidated terms (the owners of the Bank), has total equity of MCh$3,173,516 (MCh$792,503 in 2015).

•	In terms of regulatory ratios, the Bank closed the 2016 period with a ratio of core capital to total assets of 9.95% (8.11% in 2015), while the Basel Index (regulatory capital to total risk-weighted assets was 14.02% (11.87% in 2015).

b.4 Operational Risk

a.	Definition

The Bank and its subsidiaries define operational risk as the possibility of losses resulting from failures, weaknesses or inadequacy of internal processes, staff, and systems or from external events. This definition includes legal risk but excludes strategic and reputation risk. Operational risk is recognized as a manageable risk and, therefore, the Bank has designated an area within its corporate structure that is in charge of this task.

b.	Structure

In line with its business strategy, Banco Itaú Corpbanca has assigned operational risk management to the Operational Risk Division, which acts according to an annual plan based on the strategic plan for the business areas, support areas and the Parent Company. This plan includes its own activities and others agreed with the Parent Company to comply with regulatory requirements. Time and available resources are distributed based on the organization’s objectives and size. This Division reports to the Corporate Risk Division, which in turn reports to the Bank’s Chief Executive Officer.

In the Bank’s corporate governance structure, managing operational risk is of strategic importance to its business processes. Operational risk management is based on financial industry best practices, international standards (most importantly the Basel standards) and local standards, especially Chapter 1-13 of the SBIF regulations on operational risk management.

Banco Itaú Corpbanca has adopted a model with three lines of defense as the primary means of implementing its operational risk management, internal control and compliance structure, ensuring that corporate guidelines are followed. It establishes that the business and support areas (first line of defense) are responsible for managing risks related to their processes. To accomplish this, they must establish and maintain a risk management program that ensures effective controls. The risk management program calls for all relevant risk matters to be reported to higher levels and to the Operational Risk Committee. According to Bank policy, this operational risk management program is implemented at all personnel levels and for all types of products, activities, processes and systems. Business and support units are responsible for playing an active and primary role in identifying, measuring, controlling and monitoring these risks and for understanding and managing their risks in compliance with policies.

Our methodology consists of evaluating the risks and controls of a business from a broad perspective and includes a plan to monitor the effectiveness of those controls and identify potential weaknesses. This perspective considers, among other factors, the volume and complexity of activities and the potential impact of the related operational losses and the control environment. The stages and main activities of our methodology are:

Identifying risks:

•	Mapping processes.

•	Identifying risks and controls associated with processes, products, projects.

•	Identifying internal and external rules and regulations.

•	Recording operating losses.

Measuring and evaluating each risk identified:

•	Evaluating events.

•	Evaluating internal and external rules and regulations.

•	Walk-throughs and tests.

•	Classifying controls (SOX).

•	Evaluating business impacts of contingencies using a business impact analysis (BIA).

•	Corporate and regulatory self-assessment.

Mitigation and control:

•	Defining the risk response (walk-throughs, tests, action plans).

•	Mitigating and controlling crisis situations.

•	Monitoring the internal control environment.

•	Defining and implementing risk indicators

•	Monitoring indicators and controls.

•	Assisting with implementation of actions plans to mitigate audit comments and risk events.

Reporting:

•	Management reports to the Bank’s senior management and committees.

•	Coordinating operational risk, IT security, continuity and crisis management committees.

•	Management reports to parent company.

c.    Objectives

The main objectives of the Bank and its subsidiaries in managing operational risk are to:

•	Identify, evaluate, report, manage and monitor operational risk of activities, products and processes carried out or sold by the Bank and its subsidiaries;

•	Build a strong culture of operational risk management and internal controls with responsibilities clearly defined and duties properly segregated among business and support functions, whether developed internally or outsourced to third parties;

•	Generate effective internal reports on matters related to operational risk management, with scaling;

•	Control the design and application of effective plans for facing contingencies that ensure business continuity and limit loss.

In terms of training and awareness, the Bank continues to reinforce a risk culture through classroom training sessions on operational risk, internal controls and external and internal fraud prevention; to carry out the yearly program “more security” for all associates and to provide orientation programs for new employees.

Lastly, it continues to apply the Sarbanes-Oxley (SOX) methodologies for its main products and processes, which is certified each year by an external consultant.